Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000232236 [Member] | The Boeing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000232236 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000232236 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000232236 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000232236 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000232236 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000232236 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000232236 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
C000232236 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000232236 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000232236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000232236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.04%
C000232236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
C000232236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000232236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
C000232236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000232236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000232236 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000020960 [Member] | The Boeing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000020960 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000020960 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000020960 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000020960 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000020960 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000020960 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000020960 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
C000020960 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000020960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
C000020960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000020960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.04%
C000020960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
C000020960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000020960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
C000020960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000020960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000020960 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000020961 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000020961 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000020961 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000020961 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000020961 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000020961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000020961 [Member] | Robinhood Markets Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000020961 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000020961 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000020961 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000020961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000020961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.03%
C000020961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000020961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000020961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000020961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.24%
C000020961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
C000020961 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232237 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000232237 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000232237 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000232237 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000232237 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000232237 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000232237 [Member] | Robinhood Markets Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000232237 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000232237 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000232237 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000232237 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000232237 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.03%
C000232237 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000232237 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000232237 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000232237 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.24%
C000232237 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
C000232237 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232238 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000232238 [Member] | Robinhood Markets Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000232238 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000232238 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000232238 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000232238 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232238 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000232238 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000232238 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000232238 [Member] | Roblox Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000232238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000232238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.94%
C000232238 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000232238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000232238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000232238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000232238 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232238 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000232238 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000232238 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000232238 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.43%
C000232238 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.81%
C000232238 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.47%
C000232238 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.87%
C000232238 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.89%
C000232238 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.41%
C000232238 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.12%
C000232238 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000020962 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000020962 [Member] | Robinhood Markets Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000020962 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000020962 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000020962 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000020962 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020962 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000020962 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000020962 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000020962 [Member] | Roblox Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000020962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000020962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.94%
C000020962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000020962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000020962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000020962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000020962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000020962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000020962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000020962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.43%
C000020962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.81%
C000020962 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.47%
C000020962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.87%
C000020962 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.89%
C000020962 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.41%
C000020962 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.12%
C000020962 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000020963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000020963 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020963 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000020963 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000020963 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000020963 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000020963 [Member] | AppLovin Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000020963 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000020963 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000020963 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000020963 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
C000020963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.85%
C000020963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
C000020963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000020963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
C000020963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	33.52%
C000020963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.73%
C000020963 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.49%
C000020963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.34%
C000020963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.44%
C000020963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.04%
C000020963 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.57%
C000020963 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.74%
C000020963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.25%
C000020963 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.45%
C000020963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.15%
C000020963 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000232239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000232239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232239 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000232239 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000232239 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000232239 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000232239 [Member] | AppLovin Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000232239 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000232239 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000232239 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000232239 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Total Investments	7.88%
C000232239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.85%
C000232239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
C000232239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000232239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
C000232239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232239 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	33.52%
C000232239 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.73%
C000232239 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.49%
C000232239 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.34%
C000232239 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.44%
C000232239 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000232239 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.04%
C000232239 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.57%
C000232239 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.74%
C000232239 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.25%
C000232239 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.45%
C000232239 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.15%
C000232239 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000232240 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000232240 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000232240 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000232240 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232240 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000232240 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000232240 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000232240 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000232240 [Member] | AppLovin Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232240 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000232240 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
C000232240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.59%
C000232240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.21%
C000232240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000232240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000232240 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.71%
C000232240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000232240 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.99%
C000232240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.32%
C000232240 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.89%
C000232240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.69%
C000232240 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.86%
C000232240 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.36%
C000232240 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000232240 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.89%
C000232240 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.07%
C000232240 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000048905 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000048905 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000048905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000048905 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000048905 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000048905 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000048905 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000048905 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000048905 [Member] | AppLovin Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000048905 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000048905 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
C000048905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.59%
C000048905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.21%
C000048905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000048905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000048905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.71%
C000048905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000048905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.99%
C000048905 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.32%
C000048905 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.89%
C000048905 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.69%
C000048905 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.86%
C000048905 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.36%
C000048905 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048905 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.89%
C000048905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.07%
C000048905 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%